INVESTMENTS IN COMPANIES AND ASSOCIATES (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 29, 2015	Dec. 31, 2012
Texas Shopping Centers [Member]
Investments in and Advances to Affiliates [Line Items]
Beneficial interest		4.00%
Capital contribution		$ 4,000
300 South Riverside Plaza [Member]
Investments in and Advances to Affiliates [Line Items]
Payment for acquisition	$ 12,900
Acquisition costs	$ 242
Interest percentage in joint venture	30.00%